Other Components of Equity - Schedule of Other Components of Equity (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		$ (48,118)	$ (53,310)
Reclassified to consolidated statements of income		(375)	(804)	$ (804)
Gain recognized on revaluation of property and equipment
Impact of translation difference		(6,250)	3,872	(49)
Impairment loss on available-for-sale financial assets		2,436
Other comprehensive loss due to translation of foreign operations		(1,153)	6,618	(12,922)
Movement in reserve, ending balance		(48,649)	(48,118)	(53,310)
Hedging Reserve
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		(375)	(1,179)	(1,983)
Reclassified to consolidated statements of income		375	804	804
Movement in reserve, ending balance			(375)	(1,179)
Revaluation Reserve
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		1,829	1,856	1,528
Gain recognized on revaluation of property and equipment				328
Impact of translation difference		6	(27)
Movement in reserve, ending balance		1,835	1,829	1,856
Available for Sale Fair Value Reserves
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		6,238	6,622	6,622
Impairment loss on available-for-sale financial assets			(384)
Movement in reserve, ending balance		6,238	6,238	6,622
Currency Translation Reserve
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		(55,810)	(60,609)	(50,048)
Other comprehensive loss due to translation of foreign operations	[1]	(912)	4,799	(10,561)
Movement in reserve, ending balance		$ (56,722)	$ (55,810)	$ (60,609)

[1]	Includes movement in foreign currency translation reserves arising on account of deconsolidation of financial asset.